Auditor's remuneration	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Auditors' remuneration

6	Auditors’ remuneration

	2023	2022	2021
	£m	£m	£m
Audit fees payable to PwC	13.1	11.3	10.4
Other audit fees payable	0.6	0.7	0.4
Year ended 31 Dec	13.7	12.0	10.8

Fees payable by the group to PwC
	2023	2022	2021
	£m	£m	£m
Fees for HSBC Bank plc‘s statutory audit[1,5]	5.3	5.5	4.8
Fees for other services provided to the group	17.5	15.6	14.3
– audit of the group‘s subsidiaries[2]	7.8	5.8	5.6
– audit-related assurance services[3]	5.2	5.3	5.7
– other assurance services[4]	4.5	4.5	3.0
Year ended 31 Dec	22.8	21.1	19.1
1Fees payable to PwC for the statutory audit of the consolidated financial statements of the group. They exclude amounts payable for the statutory audit of the bank’s subsidiaries which have been included in ‘Fees for other services provided to the group’.
2Including fees payable to PwC for the statutory audit of the bank’s subsidiaries.
3Including services for assurance and other services that relate to statutory and regulatory filings, including interim reviews.
4Including permitted services relating to attestation reports on internal controls of a service organisation primarily prepared for and used by third-party end user, including comfort letters.
52023 Audit fees payable to PwC includes prior year adjustments after finalisation of the 2022 financial statements.
In addition to the above, the estimated fees paid to PwC by third parties associated with HSBC Bank plc amount to £0.6m. In these cases, HSBC Bank plc was connected with the contracting party and may therefore have been involved in appointing PwC. These fees arose from services such as reviewing the financial position of corporate concerns that borrow from HSBC Bank plc.
Fees payable for non-audit services for HSBC Bank plc are not disclosed separately because such fees are disclosed on a consolidated basis for the group.